Employee Benefit and Related Expenses	12 Months Ended
Dec. 31, 2019
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Employee Benefit and Related Expenses
6	EMPLOYEE BENEFIT AND RELATED EXPENSES

	2019	2018	2017
	Million	Million	Million
Salaries, wages, labor service expenses and other benefits	86,610	81,843	74,427
Retirement costs: contributions to defined contribution retirement plans	15,908	12,096	11,086

	102,518	93,939	85,513